CONSOLIDATED BALANCE SHEETS (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets
Cash	$ 4,072,444	$ 2,081,963	$ 17,438
Accounts receivable	4,650,114	112,921	157,295
Inventory	16,599,821	340,636	287,373
Prepaid expenses	1,433,987	42,704	150,671
Other current assets	110,706	6,750
Total current assets	26,867,072	2,584,974	612,777
Deferred financing costs	1,739,885
Intangible assets	77,542,232
Goodwill	101,999,227
Property and equipment, net	1,331,273	27,376
Total Asset	209,479,689	2,612,350	612,777
Current liabilities
Accounts payable and accrued expenses	6,099,446	306,200	37,853
Deferred revenue			17,699
Revolving credit line		0	20,641
Convertible promissory notes		650,000
Private placement funds received in advance		1,100,000
Due to related party		448,166	703,870
Notes payable	30,238,122
Deferred compensation			350,003
Other liabilities	108,815	20,000
Total current liabilities	36,446,383	2,524,366	1,130,066
Warrant liability	94,859,540	16,600,500
Derivative liability	21,709,350
Total liabilities	153,015,273	19,124,866	1,130,066
Contingencies (Note 1)
Stockholders' deficit
Common stock, value	71,300	53,394	32,500
Additional paid-in capital	162,788,478	4,727,138	36,811
Accumulated other comprehensive income	1,309,146
Accumulated deficit	(107,704,508)	(21,293,048)	(586,600)
Total stockholders' deficit	56,464,416	(16,512,516)	(517,289)
Total liabilities and stockholders' deficit	$ 209,479,689	$ 2,612,350	$ 612,777